Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

13	Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

	2022	2021
	Designated at fair value and otherwise mandatorily measured at fair value	Designated at fair value and otherwise mandatorily measured at fair value
	£m	£m
Securities	14,581	15,738
– debt securities	1,975	2,584
– equity securities	12,606	13,154
Loans and advances to banks and customers	971	2,613
Other	329	298
At 31 Dec	15,881	18,649